Equity - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 27, 2018	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017		Oct. 16, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in entity held to entitle double voting rights		2,311,439
Percentage of double voting rights		5.95%
Deferred tax liabilities		€ 1,193	€ 1,773		€ 2,165	[1]
Number of shares issued upon performance condition change on compensation	17,484
Total number of shares comprising the share capital		38,858,617
AGA S 2016-2
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested		7,796
AGA S 2017-1
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested		19,400
Initial Public Offering
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of new shares		7,647,500
Gross amount received from issuance of shares		€ 137,600
OCEANEs
Disclosure Of Classes Of Share Capital [Line Items]
Debt maturity date		October 16, 2022
Nominal amount					180,000		€ 180,000
Deferred tax liabilities					€ 14,312

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.